OTHER NON-OPERATING INCOME/(LOSSES) (Tables)	12 Months Ended
Dec. 31, 2021
Other Income and Expenses [Abstract]
Schedule of Other Non-operating Income/(losses)
Other non-operating income/(losses), net comprise of the following:

(in thousands of $)	2021	2020
Unrealized mark-to-market loss on our investment in listed equity securities (note 14 and 27)	295,777	—
UK tax lease settlement contingent liability (note 29)	71,739	—
Dividend income from our investment in listed equity securities	(5,588)	—
Gain on disposal of the LNG Croatia (note 18)	—	5,682
	361,928	5,682
Other financial items, net includes:

(in thousands of $)	2021	2020	2019
Amortization of debt guarantee (note 28)	2,569	4,111	1,242
Financing arrangement fees and other costs	(2,341)	(2,138)	(5,735)
Foreign exchange loss on operations	(465)	(3,221)	(902)
Other	(522)	(304)	(127)
	(759)	(1,552)	(5,522)